Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 54,671	$ 709,328	$ 386,128	$ 323,193
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	150,391	129,176	174,207	163,371
Unpaid director’s remuneration	40,000	110,000	100,000	30,000
Changes in operating assets and liabilities:
Accounts receivable	17,559	25,671	(7,080)	7,197
Inventories	650	9,484	3,658	(33,742)
Other current assets			(125)	7,279
Deferred tax assets	20,918	(100,940)	(162,557)	99,765
Accounts payable and accrued liabilities	(162,706)	6,987	187,536	(39,424)
Contract liabilities - deferred revenue	(21,093)	(1,085)	138,973	625
Deferred tax liabilities	45,211	9,799	27,292	17,992
Net Cash Provided by Operating Activities	145,601	898,420	848,032	576,256
Cash Flows from Investing Activities:
Purchase of property and equipment	(126,680)	(183,710)	(147,953)	(207,582)
Prepayment for acquisition of property and equipment			(103,436)
Net Cash Used in Investing Activities	(126,680)	(183,710)	(251,389)	(207,582)
Cash Flows from Financing Activities:
Proceeds from related party loan	934,913	267,500	520,964
Repayments to related party loan	(210,000)	(1,035,100)	(1,035,100)	(466,000)
Proceeds from bank and other borrowings		87,199	181,721	270,905
Repayments of bank and other borrowings	(566,091)	(61,808)	(58,121)	(169,686)
Deferred offering costs	(321,876)	(197,500)	(252,964)
Net Cash Used in Financing Activities	(163,054)	(939,709)	(643,500)	(364,781)
Net change in cash and cash equivalents	(144,133)	(224,999)	(46,857)	3,893
Cash and cash equivalents, beginning of period	646,294	693,151	693,151	689,258
Cash and cash equivalents, end of period	502,161	468,152	646,294	693,151
Supplemental cash flow information:
Cash paid for interest	21,586	21,823	30,393	36,169
Cash paid for taxes
Supplemental disclosure of non-cash financing activity
Initial recognition of lease obligations related to right-of-use assets				$ 243,127